Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and due from subsidiary bank	$ 194,029	$ 175,769
Other assets	729,164	274,238
Total Assets	45,355,885	61,166,033
Stockholders' Equity:
Total stockholders' equity	4,560,440	5,510,238	5,339,152
Total Liabilities and Shareholders' Equity	45,355,885	61,166,033
Parent Company [Member]
Assets:
Cash and due from subsidiary bank	137,822	239,587	224,601	205,765
Investment in subsidiary	4,199,876	5,041,494
ESOP loan receivable	226,593	229,288
Other assets	0	0
Total Assets	4,564,291	5,510,369
Stockholders' Equity:
Accrued expenses	3,851	131
Total stockholders' equity	4,560,440	5,510,238
Total Liabilities and Shareholders' Equity	$ 4,564,291	$ 5,510,369